Share-Based Payments	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Share-based Payments

Note 17. Share-based Payments

a) Executive share and option plan

The establishment of the Omnibus Incentive Plan (OIP) was approved by shareholders at the 2021 annual general meeting. The plan is designed to provide long-term incentives for executives (including directors) to deliver long-term shareholder returns. Participation in the plan is at the board’s discretion and no individual has a contractual right to participate in the plan or to receive any guaranteed benefits.

Set out below are summaries of all listed and unlisted options, including those issued under OIP:

	2024		2023		2022
	Average exercise price per share option (A$)	Number of options	Average exercise price per share option (A$)	Number of options	Average exercise price per share option (A$)	Number of options

As at 1 July	0.27	12,879,720	0.37	19,873,877	0.31	45,309,478
Granted during the year	0.19	2,000,000	0.12	1,430,000	0.25	500,000
Exercised during the year	0.12	(200,000)	-	-	-	-
Forfeited/lapsed during the year	0.18	(173,600)	0.48	(8,424,157)	0.27	(25,935,601)
As at 30 June	0.26	14,506,120	0.27	12,879,720	0.37	19,873,877
Vested and exercisable at 30 June	0.27	13,346,386	0.27	12,610,802	0.37	19,538,877

Share options outstanding at the end of the year have the following expiry date and exercise prices:

		Exercise price		Share options	Share options	Share options
Grant date	Expiry date	(A$ unless stated otherwise)		30 June 2024	30 June 2023	30 June 2022
2018-03-15	2023-03-15		0.468	-	-	7,897,647
2017-06-09 (warrants)	2022-06-08	USD	0.3125	-	-	-
2018-03-15	2023-03-15		0.585	-	-	526,510
2019-05-23 (warrants)	2024-05-23	USD	0.125	-	173,600	173,600
2019-07-16 (warrants)	2024-07-16	USD	0.125	116,120	116,120	116,120
2018-07-13	2021-07-01		0.500	-	-	-
2019-11-06	2024-02-10		0.500	-	-	-
2020-10-29	2024-04-14		0.12	7,900,000	8,100,000	8,100,000
2020-07-24 (warrants)	2025-07-21	USD	0.5859	2,560,000	2,560,000	2,560,000
2021-10-26	2025-10-26		0.25	500,000	500,000	500,000
2022-06-27	2026-06-27		0.12	1,430,000	1,430,000	-
2023-11-21	2027-11-21		0.25	1,000,000	-	-
2024-06-19	2028-06-19		0.13	1,000,000	-	-
Total				14,506,120	12,879,720	19,873,877

Weighted average remaining contractual life of options outstanding at end of period				2.01	1.35	1.54

(i)	Fair value of options granted

The assessed fair value of options at grant date was determined using the Black-Scholes option pricing model that takes into account the exercise price, term of the option, security price at grant date and expected price volatility of the underlying security, the expected dividend yield, the risk-free interest rate for the term of the security and certain probability assumptions.

The model inputs for options granted under OIP during the year ended June 30, 2024 included:

					Share price				Fair value at grant
		Exercise			at grant			Risk- free	date per
		price	No. of		date	Expected	Dividend	interest	option
Grant date	Expiry date	(A$)	options		(A$)	volatility	yield	rate	(A$)

2023-11-21	2027-11-21	0.25	1,000,000		0.08	119.21%	0.00%	4.09%	0.0511
2024-06-19	2028-06-19	0.13	1,000,000	*	0.09	90.42%	0.00%	3.97%	0.0524
			2,000,000

*	1,000,000 options granted to Dr. Jeannette Joughin are subject to shareholder approval at the upcoming AGM on 26 November 2024.

No options were granted under OIP during the year ended June 30, 2023.

The model inputs for options granted under OIP during the year ended June 30, 2022 included:

					Share price				Fair value at grant
		Exercise			at grant			Risk- free	date per
		price	No. of		date	Expected	Dividend	interest	option
Grant date	Expiry date	(A$)	options		(A$)	volatility	yield	rate	(A$)

2021-10-26	2025-10-26	0.25	500,000		0.12	131.70%	0.00%	0.69%	0.0886
2022-06-27	2026-06-27	0.12	1,430,000	*	0.07	128.10%	0.00%	3.31%	0.0530
2022-03-15	2026-06-27	0.12	1,000,000	*	0.07	128.10%	0.00%	3.31%	0.0530
			2,930,000

*	1,430,000 options granted to Mr. Steven Lydeamore on 27 June 2022 and subsequently issued after the reporting period, on 1 July 2022.

1,000,000 options granted to Mr. Paul Brennan on 15 March 2022.

The expected life of the options is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.

b)	Expenses arising from share-based payment transactions

Total expenses arising from share-based payment transactions recognized during the period were as follows:

	2024 A$	2023 A$	2022 A$
Options issued under OIP	3,299	104,753	54,930
Shares issued under OIP	-	-	39,960
Performance rights issued under OIP[1]	-	122,201	-
	3,299	226,954	94,890

[1]	It was agreed that performance bonus for selected employees for the year ended 30 June 2023 would be paid in performance rights rather than cash. Performance rights to be issued to employees are long-term incentives under OIP.